UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 38.9%
BANKS 13.9%
AgriBank FCB, 6.875%, ($100 Par Value)	130,500	$13,710,656
Astoria Financial Corp., 6.50%, Series C	161,571	4,094,209
Bank of America Corp., 6.50%, Series Y	1,712,250	43,799,355
BB&T Corp., 5.625%, Series E	927,227	23,421,754
BB&T Corp., 5.20%, Series G	338,154	8,190,090
Capital One Financial Corp., 6.00%, Series B	346,000	8,733,040
Capital One Financial Corp., 6.70%, Series D	349,175	9,309,006
Citigroup, 6.875%, Series K	553,736	15,094,843
CoBank ACB, 6.25%, 144A ($100 Par Value)(a)	216,000	22,200,761
CoBank ACB, 6.125%, Series G ($100 Par Value)	200,200	18,468,450
Countrywide Capital IV, 6.75%, due 4/1/33	521,809	13,337,438
Countrywide Capital V, 7.00%, due 11/1/36	203,438	5,267,010
Farm Credit Bank of Texas, 6.75%, 144A(a)	211,700	22,109,419
Fifth Third Bancorp, 6.625%, Series I	780,319	22,044,012
First Republic Bank, 6.20%, Series B	487,068	12,537,130
Hancock Holding Co, 5.95%, due 6/15/45	368,150	8,927,638
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	13,188	17,579,604
JPMorgan Chase & Co., 6.125%, Series Y	697,800	17,724,120
JPMorgan Chase & Co., 5.50%, Series O	342,182	8,492,957
JPMorgan Chase & Co., 5.45%, Series P	630,000	15,529,500
PNC Financial Services Group, 6.125%, Series P	571,449	16,457,731
PrivateBancorp, 7.125%, due 10/30/42	433,704	11,523,515
RBS Capital Funding Trust VII, 6.08%, Series G	1,165,002	28,857,100
Regions Financial Corp., 6.375%, Series B	1,398,282	36,243,469
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a)	4,090	5,506,163
SunTrust Banks, 5.875%, Series E	707,431	17,735,295
US Bancorp, 6.50%, Series F	353,188	10,493,215
Wells Fargo & Co., 5.20%	365,000	8,971,700
Wells Fargo & Co., 5.85%	1,400,158	37,132,190
Wells Fargo & Co., 6.625%	186,640	5,268,847
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)	8,606	10,525,138
Zions Bancorp, 7.90%, Series F	357,785	9,856,977
Zions Bancorp, 6.30%, Series G	355,092	9,275,003
		518,417,335
BANKS—FOREIGN 1.1%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)	378,918	9,791,241

	Number of Shares	Value
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	755,156	$19,664,262
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	448,873	11,670,698
		41,126,201
DIVERSIFIED FINANCIAL SERVICES 0.4%
State Street Corp., 6.00%	200,000	5,106,000
State Street Corp., 5.90%, Series D	293,940	8,021,623
		13,127,623
ELECTRIC—INTEGRATED 0.8%
Integrys Energy Group, 6.00%, due 8/1/73	713,027	20,043,189
NextEra Energy Capital Holdings, 5.125%, due 11/15/72, Series I	357,961	8,719,930
		28,763,119
FINANCE 3.2%
INVESTMENT ADVISORY SERVICES 0.4%
Affiliated Managers Group, 6.375%, due 8/15/42	479,217	12,953,235

INVESTMENT BANKER/BROKER 2.8%
Goldman Sachs Group, 5.95%, Series I	300,000	7,620,000
Goldman Sachs Group, 6.375%, Series K	409,037	10,929,469
Morgan Stanley, 6.875%	1,548,717	42,605,205
Morgan Stanley, 6.375%, Series I	1,326,406	34,539,612
RBS Capital Funding Trust V, 5.90%, Series E	54,001	1,325,724
RBS Capital Funding Trust VI, 6.25%, Series F	296,822	7,387,900
		104,407,910
TOTAL FINANCE		117,361,145

INDUSTRIALS—CHEMICALS 1.5%
CHS, 6.75%	833,495	21,687,540
CHS, 7.50%, Series 4	337,525	9,352,818
CHS, 7.10%, Series II	931,510	25,160,085
		56,200,443
INSURANCE 5.8%
LIFE/HEALTH INSURANCE 0.3%
Principal Financial Group, 6.518%, Series B (FRN)	410,686	10,386,249

LIFE/HEALTH INSURANCE—FOREIGN 0.3%
Aegon NV, 6.50% (Netherlands)	503,484	12,974,783

	Number of Shares	Value
MULTI-LINE 2.2%
Allstate Corp., 6.625%, Series E	808,136	$21,948,974
Hanover Insurance Group/The, 6.35%, due 3/30/53	408,438	10,264,047
Hartford Financial Services Group, 7.875%, due 4/15/42	662,960	20,366,131
Kemper Corp., 7.375%, due 2/27/54	273,400	7,176,750
WR Berkley Corp., 5.625%, due 4/30/53	938,937	23,773,885
		83,529,787
MULTI-LINE—FOREIGN 1.8%
ING Groep N.V., 7.05% (Netherlands)	633,297	16,275,733
ING Groep N.V., 7.20% (Netherlands)	648,076	16,713,880
ING Groep N.V., 7.375% (Netherlands)	1,257,395	32,377,921
		65,367,534
REINSURANCE 0.4%
Reinsurance Group of America, 6.20%, due 9/15/42	561,870	16,226,805

REINSURANCE—FOREIGN 0.8%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	505,268	12,975,282
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	278,689	7,385,258
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)(b)	320,272	8,628,128
		28,988,668
TOTAL INSURANCE		217,473,826

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Qwest Corp., 6.125%, due 6/1/53	465,664	11,641,600
Qwest Corp., 6.875%, due 10/1/54	180,561	4,752,366
Qwest Corp., 7.00%, due 4/1/52	248,907	6,551,232
		22,945,198
PIPELINES 0.2%
NuStar Logistics LP, 7.625%, due 1/15/43	228,296	5,956,243

REAL ESTATE 10.1%
DIVERSIFIED 3.1%
Colony Financial, 8.50%, Series A	389,197	10,352,640
Coresite Realty Corp., 7.25%, Series A	406,311	10,625,033
DuPont Fabros Technology, 7.875%, Series A	568,329	14,554,906
Equity Commonwealth, 6.50%, Series D	402,733	9,931,396
National Retail Properties, 5.70%, Series E	536,211	13,378,464
NorthStar Realty Finance Corp., 8.50%, Series D	348,434	9,073,221
NorthStar Realty Finance Corp., 8.75%, Series E	539,779	14,250,165
Retail Properties of America, 7.00%	506,582	13,287,646
Urstadt Biddle Properties, 7.125%, Series F	273,816	7,258,862

	Number of Shares	Value
Vornado Realty Trust, 6.625%, Series G	207,904	$5,341,054
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	301,681	7,849,740
		115,903,127
HOTEL 1.8%
Chesapeake Lodging Trust, 7.75%, Series A	395,206	10,413,678
Hersha Hospitality Trust, 8.00%, Series B	292,369	7,616,213
Hersha Hospitality Trust, 6.875%, Series C	199,569	5,135,908
Hospitality Properties Trust, 7.125%, Series D	277,406	7,340,163
LaSalle Hotel Properties, 6.375%, Series I	229,222	5,776,394
Pebblebrook Hotel Trust, 7.875%, Series A	300,977	7,822,392
Pebblebrook Hotel Trust, 6.50%, Series C	170,000	4,292,500
Summit Hotel Properties, 7.125%	227,800	5,884,074
Sunstone Hotel Investors, 8.00%, Series D	435,870	11,376,207
		65,657,529
INDUSTRIALS 0.3%
First Potomac Realty Trust, 7.75%, Series A	461,658	11,843,836

MORTGAGE 0.2%
Annaly Capital Management, 7.50%, Series D	346,700	8,726,439

OFFICE 1.8%
American Realty Capital Properties, 6.70%, Series F	1,671,248	39,441,453
Boston Properties, 5.25%	101,718	2,492,091
Corporate Office Properties Trust, 7.375%, Series L	352,000	9,240,000
Hudson Pacific Properties, 8.375%, Series B	230,908	6,038,244
PS Business Parks, 6.45%, Series S	110,689	2,877,914
PS Business Parks, 6.00%, Series T	250,362	6,256,547
		66,346,249
REAL ESTATE 0.2%
Gramercy Property Trust, 7.125%, Series B	252,096	6,661,637

RESIDENTIAL 0.4%
APARTMENT 0.2%
Apartment Investment & Management Co., 6.875%	240,000	6,422,400

MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	261,988	6,942,682
TOTAL RESIDENTIAL		13,365,082

SELF STORAGE 0.4%
Public Storage, 5.875%, Series A	264,256	6,733,243
Public Storage, 5.75%, Series T	125,000	3,177,500

	Number of Shares	Value
Public Storage, 5.20%, Series W	185,652	$4,496,491
		14,407,234
SHOPPING CENTERS 1.9%
COMMUNITY CENTER 1.2%
Cedar Realty Trust, 7.25%, Series B	317,900	8,147,777
DDR Corp., 6.50%, Series J	236,707	6,045,497
Kimco Realty Corp., 5.50%, Series J	318,061	7,728,882
Kite Realty Group Trust, 8.25%, Series A	331,565	8,622,348
Saul Centers, 6.875%, Series C	330,731	8,790,830
WP GLIMCHER, 7.50%, Series H	214,700	5,700,285
		45,035,619
REGIONAL MALL 0.7%
CBL & Associates Properties, 7.375%, Series D	553,857	13,990,428
Pennsylvania REIT, 8.25%, Series A	245,069	6,494,328
Taubman Centers, 6.25%, Series K	280,000	7,047,600
		27,532,356
TOTAL SHOPPING CENTERS		72,567,975
TOTAL REAL ESTATE		375,479,108

SELF STORAGE 0.2%
Public Storage, 5.375%, Series V	375,827	9,049,914

TRANSPORT—MARINE—FOREIGN 0.6%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	280,750	7,069,285
Seaspan Corp., 9.50%, Series C (Hong Kong)	312,760	8,369,458
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	221,775	5,123,002
		20,561,745
UTILITIES 0.5%
PPL Capital Funding, 5.90%, due 4/30/73, Series B	193,808	4,949,856
SCE Trust III, 5.75%	529,300	14,529,285
		19,479,141
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,377,757,241)		1,445,941,041

PREFERRED SECURITIES—CAPITAL SECURITIES 56.8%
BANKS 13.3%
Ally Financial, 7.00%, Series G, 144A ($1,000 Par Value)(a)	20,595	21,138,838
Bank of America Corp., 6.10%, Series AA	40,769,000	41,456,977

	Number of Shares	Value
Bank of America Corp., 6.50%, Series Z	46,984,000	$49,803,040
Citigroup, 5.875%, Series O	49,550,000	50,169,375
Citizens Financial Group, 5.50%, due 12/29/49, 144A(a)	10,100,000	10,100,000
Countrywide Capital III, 8.05%, due 6/15/27, Series B	3,000,000	3,853,203
Farm Credit Bank of Texas, 10.00%, Series I	22,200	27,743,063
Goldman Sachs Capital I, 6.345%, due 2/15/34	12,790,000	15,986,195
Goldman Sachs Capital II, 4.00%, (FRN)	6,278,000	4,896,840
JPMorgan Chase & Co., 7.90%, Series I	71,450,000	77,255,312
JPMorgan Chase & Co., 6.75%, Series S	31,225,000	34,035,250
JPMorgan Chase & Co., 6.125%, Series U	7,400,000	7,584,260
JPMorgan Chase & Co., 6.10%, Series X	5,250,000	5,420,625
M&T Capital Trust II, 8.277%, due 6/1/27	6,000,000	6,082,698
PNC Financial Services Group, 6.75%	24,000,000	26,760,000
Wells Fargo & Co., 5.90%, Series S	15,526,000	16,205,263
Wells Fargo & Co., 7.98%, Series K	46,345,000	50,979,500
Wells Fargo & Co., 5.875%, Series U	29,600,000	31,381,920
Zions Bancorp, 7.20%, Series J	14,714,000	15,766,051
		496,618,410
BANKS—FOREIGN 19.2%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(a)	3,338,000	3,782,643
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	16,200,000	17,658,000
Banco Bilbao Vizcaya Argentaria SA, 6.75%, (EUR) (Spain)	15,400,000	16,979,947
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	13,800,000	16,180,500
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a)	18,938,000	21,168,896
Barclays PLC, 8.00% (United Kingdom) (EUR)	8,000,000	9,603,069
Barclays PLC, 8.25% (United Kingdom)	23,024,000	24,714,330
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(a)	10,000,000	11,332,000
BNP Paribas, 7.195%, 144A (France)(a)	21,121,000	25,556,410
Credit Agricole SA, 7.875%, 144A (France)(a)	15,982,000	16,975,601
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a)	9,750,000	11,156,798
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)	25,559,000	27,507,874
Deutsche Bank AG, 7.50% (Germany)	33,000,000	33,618,719
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	33,716,945	42,019,743
HBOS Capital Funding LP, 6.85% (United Kingdom)	7,296,000	7,524,905
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	26,654,000	40,514,080
HSBC Holdings PLC, 6.375% (United Kingdom)	37,700,000	38,642,500
HSBC Holdings PLC, 6.375% (United Kingdom)	24,450,000	25,000,125

	Number of Shares	Value
Industrial & Commercial Bank of China Ltd., 6.00%, 144A (China)(a)	16,800,000	$17,560,200
Itau Unibanco Holding SA/Cayman Islands, 5.50%, due 8/6/22, 144A (Brazil)(a)	14,400,000	14,371,200
Itau Unibanco Holding SA/Cayman Islands, 6.20%, due 12/21/21, 144A (Brazil)(a)	9,000,000	9,478,800
Lloyds Banking Group PLC, 7.50% (United Kingdom)	38,050,000	40,523,250
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(a)	6,979,000	7,973,507
Nationwide Building Society, 10.25%, due 12/6/99 (United Kingdom)	29,156,000	54,874,749
Rabobank Nederland, 8.40% (Netherlands)	14,450,000	16,042,245
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	36,303,000	46,830,870
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	33,629,000	42,540,685
Societe Generale SA, 8.875% (France) (GBP)	5,442,000	9,206,872
Standard Chartered PLC, 6.50%, 144A (United Kingdom)(a)	31,200,000	31,507,070
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a)	8,950,000	10,143,563
UBS AG, 7.625%, due 8/17/22 (Switzerland)	18,000,000	21,863,556
		712,852,707
FINANCE 3.5%
CREDIT CARD 0.3%
American Express Co., 5.20%	10,000,000	10,175,000

DIVERSIFIED FINANCIAL SERVICES 3.2%
General Electric Capital Corp., 7.125%, Series A	41,100,000	48,395,250
General Electric Capital Corp., 6.25%, Series B	24,600,000	27,798,000
UBS Group AG, 7.00% (Switzerland)	21,800,000	22,685,080
UBS Group AG, 7.125% (Switzerland)	19,600,000	20,584,900
		119,463,230
TOTAL FINANCE		129,638,230

INSURANCE 16.2%
LIFE/HEALTH INSURANCE 4.0%
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A(a)	39,447,000	52,464,510
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a)	36,395,000	54,365,031
Provident Financing Trust I, 7.405%, due 3/15/38	15,475,000	18,550,997
Prudential Financial, 5.625%, due 6/15/43, (FRN)	21,275,000	22,657,875
		148,038,413
LIFE/HEALTH INSURANCE—FOREIGN 4.3%
Achmea BV, 4.25%, Series EMTN, (EUR) (Netherlands)	14,800,000	17,000,181

	Number of Shares	Value
AG Insurance SA/NV, 3.50%, due 6/30/47, (EUR) (Belgium)	20,000,000	$21,438,728
Credit Agricole Assurances SA, 4.25%, (EUR) (France)	6,600,000	7,495,839
Dai-ichi Life Insurance Co. Ltd./The, 5.10%, 144A (Japan)(a)	20,200,000	22,104,800
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)(a)	15,398,000	18,289,544
La Mondiale Vie, 7.625% (France)	28,250,000	31,375,156
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(a)	22,200,000	24,154,244
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a)	15,500,000	18,181,221
		160,039,713
MULTI-LINE 1.3%
American International Group, 8.175%, due 5/15/68, (FRN)	34,559,000	49,179,185

MULTI-LINE—FOREIGN 1.4%
Aviva PLC, 8.25% (United Kingdom)	14,517,000	16,275,154
AXA SA, 8.60%, due 12/15/30 (France)	11,706,000	16,359,135
AXA SA, 6.463%, 144A (France)(a)	19,190,000	20,533,300
		53,167,589
PROPERTY CASUALTY 2.0%
Farmers Exchange Capital II, 6.151%, due 11/1/53, 144A(a)	10,350,000	12,212,917
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a)	49,952,000	61,316,080
		73,528,997
PROPERTY CASUALTY—FOREIGN 2.1%
Atradius Finance BV, 5.25%, due 9/23/44 (Netherlands)	15,800,000	17,257,890
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a)	15,036,000	17,949,225
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	26,628,000	28,824,810
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	8,103,000	13,483,424
		77,515,349
REINSURANCE—FOREIGN 1.1%
Aquarius + Investments PLC, 8.25% (Switzerland)	23,300,000	26,125,125
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a)	14,567,000	16,226,050
		42,351,175
TOTAL INSURANCE		603,820,421

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)	24,262	$30,251,681

PIPELINES 0.9%
Enbridge Energy Partners LP, 8.05%, due 10/1/77	19,135,000	20,617,963
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	12,025,000	13,008,741
		33,626,704
REAL ESTATE—DIVERSIFIED 0.2%
Select Income REIT, 4.50%, due 2/1/25	7,952,000	7,992,332

UTILITIES 2.7%
ELECTRIC UTILITIES 0.4%
FPL Group Capital, 7.30%, due 9/1/67, Series D	12,200,000	12,847,564

ELECTRIC UTILITIES—FOREIGN 1.2%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	37,687,000	45,543,760

MULTI-UTILITIES 1.1%
Dominion Resources, 5.75%, due 10/1/54	22,177,000	23,747,109
Dominion Resources, 7.50%, due 6/30/66, Series A	5,341,000	5,527,935
PPL Capital Funding, 6.70%, due 3/30/67, Series A	12,235,000	11,836,604
		41,111,648
TOTAL UTILITIES		99,502,972
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,981,298,297)		2,114,303,457

	Principal Amount
CORPORATE BONDS 1.4%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	$8,400,000	10,999,204
INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Embarq Corp., 7.995%, due 6/1/36	17,560,000	20,924,496
Frontier Communications Corp., 9.00%, due 8/15/31	17,850,000	19,188,750
		40,113,246
TOTAL CORPORATE BONDS (Identified cost—$46,009,639)		51,112,450

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(c)		36,600,000	$36,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$36,600,000)			36,600,000

TOTAL INVESTMENTS (Identified cost—$3,441,665,177)	98.1%		3,647,956,948

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		70,958,579

NET ASSETS	100.0%		$3,718,915,527

Forward foreign currency exchange contracts outstanding at March 31, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	64,667,965	USD	72,536,634	4/2/15	$3,002,384
Brown Brothers Harriman	GBP	5,312,525	USD	8,162,641	4/2/15	282,042
Brown Brothers Harriman	GBP	45,121,805	USD	69,695,952	4/2/15	2,762,266
Brown Brothers Harriman	USD	74,854,633	GBP	50,434,330	4/2/15	(40,347)
Brown Brothers Harriman	USD	69,439,814	EUR	64,667,965	4/2/15	94,436
Brown Brothers Harriman	EUR	64,978,939	USD	69,796,218	5/5/15	(102,588)
Brown Brothers Harriman	EUR	21,959,600	USD	23,921,251	5/5/15	298,984
Brown Brothers Harriman	GBP	50,633,501	USD	75,126,546	5/5/15	33,012
						$6,330,189

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 22.1% of the net assets of the Fund, of which 0.0% are illiquid.

(b) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $5,118,600 in aggregate has been segregated as collateral.

(c) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value:
Banks	$518,417,335	$427,494,248	$85,416,924	$5,506,163
Other Industries	927,523,706	927,523,706	—	—
Preferred Securities - Capital Securities:
Banks	496,618,410	—	468,875,347	27,743,063
Other Industries	1,617,685,047	—	1,617,685,047	—
Corporate Bonds	51,112,450	—	51,112,450	—
Short-Term Investments	36,600,000	—	36,600,000	—
Total Investments(a)	$3,647,956,948	$1,355,017,954	$2,259,689,768	$33,249,226	(b)
Forward foreign currency exchange contracts	$6,473,124	$—	$6,473,124	$—
Total Appreciation in Other Financial Instruments(a)	$6,473,124	$—	$6,473,124	$—
Forward foreign currency exchange contracts	$(142,935)	$—	$(142,935)	$—
Total Depreciation in Other Financial Instruments(a)	$(142,935)	$—	$(142,935)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities- Banks
Balance as of December 31, 2014	$32,674,875	$5,521,500	$27,153,375
Change in unrealized appreciation (depreciation)	574,351	(15,337)	589,688
Balance as of March 31, 2015	$33,249,226	$5,506,163	$27,743,063

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $574,351.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2015:

Forward foreign currency exchange contracts	$6,330,189

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2015:

Forward foreign currency exchange contracts
Average Notional Amount	$128,457,947
Ending Notional Amount	$168,844,015

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$3,441,665,177
Gross unrealized appreciation	$215,657,864
Gross unrealized depreciation	(9,366,093)
Net unrealized appreciation	$206,291,771

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015